DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2013
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 11:-	DERIVATIVE INSTRUMENTS

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging", requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item representing the ineffective portion of the derivative, if any, is recognized in financial income (expense) in the period of change.

The Company entered into option contracts to hedge a portion of anticipated New Israeli Shekel ("NIS") payroll and benefit payments. The Company also entered into forward contracts, to hedge Israeli Treasury Bills denominated in NIS. These derivative instruments are designated as cash flow hedges, as defined by ASC 815 and accordingly are measured in fair value. These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income (loss) and reclassified as payroll expenses or finance expenses, respectively, at the time that the hedged income/expense is recorded.

	Notional amount		Fair value
	December 31,		December 31,
	2013	2012	2013	2012
Level 2:
Option contracts to hedge payroll expenses	$69,700	$88,050	$1,722	$2,795
Forward contracts to hedge Israeli Treasury Bills	-	107,408	-	(4,107)

	$69,700	$195,458	$1,722	$(1,312)

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. As of December 31, 2013, the Company expects to reclassify all of its unrealized gains and losses from accumulated other comprehensive income to earnings during the next twelve months.

The fair value of the Company's outstanding derivative instruments at December 31, 2013 and 2012 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2013	2012
Derivative assets:
Foreign exchange option contracts		$1,722	$2,795

Derivative liabilities:
Foreign exchange forward contracts		$-	$(4,107)

Derivative assets	Other receivables and prepaid expenses	$1,722	$2,795
Derivative liabilities	Accrued expenses and other liabilities	$-	$(4,107)

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2013, 2012 and 2011 is summarized below:

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2013	2012	2011
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$(5,296)	$(2,773)	$2,929
Foreign exchange forward contracts	4,311	(11,072)	10,537

	$(985)	$(13,845)	$13,466

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2013	2012	2011
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	(6,491)	$2,667	$(1,930)
Foreign exchange forward contracts	Financial income	4,310	(10,551)	9,901

		$(2,181)	$(7,884)	$7,971